UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:  _____

This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holding entries

Institutional Manager Filing this Report:

Name:		Sageworth Trust Company
Address:	160 North Pointe Blvd., Suite 200
		Lancaster, PA 17601

13F File Number: 028-13708

This institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Scott A. Shuck
Title:  	Chief Financial Officer
Phone:		(717) 735-8000

Signature, Place and Date of Signing

/s/ Scott A. Shuck		Lancaster, PA		     November 8, 2011
	(Signature)		(City, State)			(Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name

028-00096			Capital Guardian Trust Co
028-00268			Cooke & Bieler LP
028-10968			Epoch Investment Partners, Inc
028-13573			Neuberger Berman Group LLC
028-02777			GW Capital, Inc
028-04458			Parametric Portfolio Associates
028-01669			Pinnacle Associates Ltd

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  NONE

FORM 13F Information Table Entry Total: 18

FORM 13F Information Table Value Total: $111,817 (thousands)

List of Other Included Managers:  NONE

Provide of numbered list of the name(s) and Form 13F file number(s) of all institution investment managers with respect to which this report is filed, other than the managers filing this form.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMMUNICATIONS CL ESC PFD                               1    50000 SH       Sole                    50000
ADELPHIA RECOVERY TR CVV ACC-7 COM              00685R870        1    50000 SH       Sole                    50000
ETFS PLATINUM TR SH BEN INT    COM              26922V101      755     5020 SH       Sole                     5020
GLOBAL X URANIUM ETF           COM              37950E754      225    28500 SH       Sole                    28500
ISHARES INC MSCI CDA INDEX     COM              464286509     4948   194100 SH       Sole                   194100
ISHARES TR MSCI EAFE IDX       COM              464287465    11204   234483 SH       Sole                   234483
ISHARES TR RUSSELL 2000        COM              464287655     2975    46264 SH       Sole                    46264
ISHARES TR S&P 100 IDX FD      COM              464287101     4747    92300 SH       Sole                    92300
ISHARES TR S&P 500 INDEX       COM              464287200     6847    60222 SH       Sole                    60222
ISHARES TR US PFD STK IDX      COM              464288687      203     5691 SH       Sole                     5691
JOHNSON & JOHNSON CMN          COM              478160104     1659    26041 SH       Sole                    26041
SECTOR SPDR TR SBI INT-UTILS   COM              81369Y886     1009    30000 SH       Sole                    30000
SPDR S&P 500 ETF TRUST         COM              78462F103    42162   372616 SH       Sole                   372616
SPDR SERIES TRUST BRCLYS YLD E COM              78464A417     1437    39700 SH       Sole                    39700
VANGUARD INDEX FDS STK MRK ETF COM              922908769     5253    91000 SH       Sole                    91000
VANGUARD TAX-MANAGED EUROPE PA COM              921943858    27358   908006 SH       Sole                   908006
WISDOMTREE TR EM LCL DEBT FD   COM              97717X867      282     5861 SH       Sole                     5861
WISDOMTREE TRUST JP TOTAL DIVI COM              97717W851      751    23108 SH       Sole                    23108